American Funds Portfolio SeriesSM
Prospectus Supplement

June 15, 2012
(for prospectus dated March 27, 2012)

1.  The table in the Summary section for the American Funds Preservation Portfolio under the heading ÒAnnual fund operating expensesÓ in the ÒFees and expenses of the fundÓ section of the prospectus is amended in its entirety as follows:

American Funds Preservation Portfolio
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none	0.25	1.00	1.00
Other expenses2	0.48	0.48	0.48	0.42	0.44	0.54	0.55	0.54
Acquired (underlying) fund fees and expenses2	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31
Total annual fund operating expenses	1.14	1.89	1.89	1.08	0.85	1.20	1.96	1.95
Fee waiver and/or expense reimbursement3	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76	1.51	1.51	0.70	0.47	0.82	1.58	1.57

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses2	0.49	0.54	0.40	0.54	0.45	0.40	0.38	0.35
Acquired (underlying) fund fees and expenses2	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31
Total annual fund operating expenses	1.40	0.95	1.81	1.70	1.36	1.06	0.79	0.76
Fee waiver and/or expense reimbursement3	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.02	0.57	1.43	1.32	0.98	0.68	0.41	0.38
2 Based on estimated amounts for the current fiscal year.
3 The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

2.  The table in the Summary section for the American Funds Preservation Portfolio under the heading ÒExampleÓ in the ÒFees and expenses of the fundÓ section of the prospectus is amended in its entirety as follows:

Example
Share classes	1 year	3 years
A	$326	$ 566
B	654	957
C	254	557

Example
Share classes	1 year	3 years
F-1	72	306
F-2	48	233
529-A	351	624
529-B	680	1,017
529-C	279	614
529-E	124	445
529-F-1	78	304
R-1	146	533
R-2	134	499
R-3	100	393
R-4	69	299
R-5	42	214
R-6	39	205

For the share classes listed below, you would pay the following if you did not redeem your shares:
Share classes	1 year	3 years
B	$154	$557
C	154	557
529-B	180	617
529-C	179	614

3.  The table in the Summary section for the American Funds Tax-Exempt Preservation Portfolio under the heading ÒAnnual fund operating expensesÓ in the ÒFees and expenses of the fundÓ section of the prospectus is amended in its entirety as follows:

American Funds Tax-Exempt Preservation Portfolio
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none
Other expenses2	0.68	0.68	0.68	0.62	0.64
Acquired (underlying) fund fees and expenses2	0.31	0.31	0.31	0.31	0.31
Total annual fund operating expenses	1.34	2.09	2.09	1.28	1.05
Fee waiver and/or expense reimbursement3	0.58	0.58	0.58	0.58	0.58
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76	1.51	1.51	0.70	0.47
2 Based on estimated amounts for the current fiscal year.
3 The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

4.  The table in the Summary section for the American Funds Tax-Exempt Preservation Portfolio under the heading ÒExampleÓ in the ÒFees and expenses of the fundÓ section of the prospectus is amended in its entirety as follows:

Example
Share classes	1 year	3 years
A	$326	$608
B	654	999
C	254	599
F-1	72	349
F-2	48	276

For the share classes listed below, you would pay the following if you did not redeem your shares:
Share classes	1 year	3 years
B	$154	$599
C	154	599

Keep this supplement with your prospectus

MFGEBS-900-0612P  Printed in USA  CGD/AFD/10039-S34260

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY